RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

As of April 30, 2022 and January 31, 2021, the Company had $46,273 and $46,173, respectively of related party accrued expenses related to accrued compensation for employees and consultants.

NOTE 15 – RELATED PARTY TRANSACTIONS

As of January 31, 2022 and 2021, the Company had $46,173 and $106,173, respectively, of related party accrued expenses related to accrued compensation for employees and consultants. During the year ended January 31, 2022 shareholders loaned $119,476 to the Company. The loans are non-interest-bearing and have no specified repayment terms. During the year ended January 31, 2021 the Company issued 4,500 shares of common stock for a fair value of $18,900 and 100 Class C preferred share at a fair value of $11,177 to repay Accrued Expenses- Related Party.